UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

JOHN LEPLEY    DES MOINES, IA    10/16/2007

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           19
Form 13F Information Table Value Total:           $ 6,088

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN INTERNATIONAL GROUP     COM          026874107       309     4565 SH        SOLE             4565
  ANHEUSER BUSCH                   COM          035229103       603    12054 SH        SOLE             12054
  CISCO SYSTEMS INC                COM          17275R102       217     6550 SH        SOLE             6550
  EMERSON ELECTRIC                 COM          291011104       239     4500 SH        SOLE             4500
  EXXON MOBIL                      COM          30231G102       358     3865 SH        SOLE             3865
  GENERAL ELECTRIC CO.             COM          369604103       520    12556 SH        SOLE             12556
  HILLS BANCORPORATION             COM          431643105       221     3600 SH        SOLE             3600
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       206     1750 SH        SOLE             1750
  ISHARES                          MUT          464287507       725     8220 SH        SOLE             8220
  JOHNSON & JOHNSON                COM          478160104       393     5980 SH        SOLE             5980
  MARINER                          COM          568459101         0    20000 SH        SOLE             20000
  MCDONALDS CORP                   COM          580135101       250     4590 SH        SOLE             4590
  MICROSOFT CORP                   COM          594918104       289     9803 SH        SOLE             9803
  PEPSICO INC                      COM          713448108       473     6452 SH        SOLE             6452
  PROCTER & GAMBLE                 COM          742718109       368     5231 SH        SOLE             5231
  U S BANCORP                      COM          902973304       303     9304 SH        SOLE             9304
  UNITED TECHNOLOGIES              COM          913017109       290     3600 SH        SOLE             3600
  WELLS FARGO                      COM          949746101       324     9098 SH        SOLE             9098
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000